Convertible Note - Outstanding balance of convertible note (Details) - Note Purchase Agreement - Convertible Note - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Convertible Note
Beginning Balance - Par		$ 80,000,000
Unamortized Discount	$ (13,285,724)
Carrying Value	$ 66,714,276